Income Taxes - Schedule of Income Taxes Calculated Using Statutory Federal Income Tax Rate (Details) (10K) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income taxes at statutory rate, Percentage							21.00%	34.00%
Effect of increase in statutory rate for current year								$ 12
Successor [Member]
Income taxes at statutory rate						$ (59)
Income taxes at statutory rate, Percentage					21.00%	21.00%
Non-deductible expense						$ 35
Non-deductible expense, percentage						(12.40%)
State income taxes, net of federal tax effect						$ 500
State income taxes, net of federal tax effect, percentage						(177.40%)
Transaction costs						$ 623
Transaction costs percentage						(221.30%)
Stock-based compensation and officer compensation						$ 1,248
Stock-based compensation and officer compensation, percentage						(442.70%)
Long-term incentive plan
Long-term incentive plan, percentage						0.00%
Effect of increase in statutory rate for current year
Effect of increase in statutory rate for current year, percentage						0.00%
Tax rate adjustments
Tax rate adjustments, percentage						0.00%
Other credits and changes in estimate and true ups						$ (29)
Other credits and changes in estimate and true ups, percentage						10.60%
Income tax expense		$ 2,099	$ 1,176	$ 1,625	$ 3,284	$ 2,318
Income tax expense, percentage		53.00%	39.00%	39.00%	47.00%	(822.20%)
Predecessor [Member]
Income taxes at statutory rate	$ 635							$ 4,540
Income taxes at statutory rate, Percentage	21.00%							34.00%
Non-deductible expense	$ 10							$ 48
Non-deductible expense, percentage	0.30%							0.40%
State income taxes, net of federal tax effect	$ 110							$ 450
State income taxes, net of federal tax effect, percentage	3.60%							3.40%
Transaction costs	$ 578
Transaction costs percentage	18.90%							0.00%
Stock-based compensation and officer compensation	$ (241)
Stock-based compensation and officer compensation, percentage	(7.90%)							0.00%
Long-term incentive plan	$ (412)
Long-term incentive plan, percentage	(13.50%)							0.00%
Effect of increase in statutory rate for current year								$ 80
Effect of increase in statutory rate for current year, percentage	0.00%							0.60%
Tax rate adjustments								$ (12)
Tax rate adjustments, percentage	0.00%							(0.10%)
Other credits and changes in estimate and true ups	$ 38							$ (21)
Other credits and changes in estimate and true ups, percentage	1.30%							(0.30%)
Income tax expense	$ 718							$ 5,085
Income tax expense, percentage	23.70%							38.00%